Putnam Dynamic Asset Allocation Equity Fund
The fund's portfolio
2/29/24 (Unaudited)

COMMON STOCKS (85.1%)(a)
	Shares	Value
Advertising and marketing services (0.2%)
Publicis Groupe SA (France)	139	$14,690
Trade Desk, Inc. (The) Class A(NON)	77	6,578

		21,268
Aerospace and defense (1.2%)
Airbus SE (France)	102	16,860
Boeing Co. (The)(NON)	107	21,798
Curtiss-Wright Corp.	25	5,907
Dassault Aviation SA (France)	19	3,756
Lockheed Martin Corp.	134	57,384
Northrop Grumman Corp.	39	17,980
RTX Corp.	183	16,410
TransDigm Group, Inc.	14	16,488

		156,583
Agriculture (0.2%)
Archer-Daniels-Midland Co.	45	2,390
Corteva, Inc.	378	20,231

		22,621
Airlines (0.3%)
Copa Holdings SA Class A (Panama)	119	11,599
Deutsche Lufthansa AG (Germany)(NON)	441	3,426
Qantas Airways, Ltd. (voting rights) (Australia)(NON)	2,849	9,500
Southwest Airlines Co.	417	14,291

		38,816
Automotive (1.6%)
Bayerische Motoren Werke AG (Germany)	22	2,597
BYD Co., Ltd. Class H (China)	500	12,344
Dr. Ing. h.c. F. Porsche AG (Preference) (Germany)	63	5,879
Ford Motor Co.	363	4,516
General Motors Co.	630	25,817
Kia Corp. (South Korea)	210	19,634
Mazda Motor Corp. (Japan)	100	1,173
PACCAR, Inc.	54	5,988
Stellantis NV (Italy)	734	19,142
Subaru Corp. (Japan)	800	18,164
Tesla, Inc.(NON)	298	60,160
Toyota Motor Corp. (Japan)	200	4,831
United Rentals, Inc.	41	28,424

		208,669
Banking (5.2%)
Abu Dhabi Islamic Bank PJSC (United Arab Emirates)	5,155	15,775
AIB Group PLC (Ireland)	633	2,932
Alinma Bank (Saudi Arabia)	1,565	18,340
Banco Bilbao Vizcaya Argentaria SA (Spain)	1,769	17,563
Banco do Brasil SA (Brazil)	1,300	15,131
Banco Santander SA (Spain)	3,012	12,519
Bank Central Asia Tbk PT (Indonesia)	18,800	11,814
Bank Hapoalim MB (Israel)	1,277	12,216
Bank Mandiri Persero Tbk PT (Indonesia)	41,500	18,486
Bank of America Corp.	1,513	52,229
Bank of China, Ltd. Class H (China)	70,000	27,537
Bank of New York Mellon Corp. (The)	670	37,580
Citigroup, Inc.	1,863	103,377
Commonwealth Bank of Australia (Australia)	98	7,415
DBS Group Holdings, Ltd. (Singapore)	600	14,862
Erste Group Bank AG (Czech Republic)	194	7,737
Grupo Financiero Banorte SAB de CV Class O (Mexico)	3,040	31,445
HSBC Holdings PLC (United Kingdom)	196	1,520
ICICI Bank, Ltd. (India)	3,727	47,295
JPMorgan Chase & Co.	483	89,867
Mizrahi Tefahot Bank, Ltd. (Israel)	199	7,870
National Australia Bank, Ltd. (Australia)	102	2,244
Nordea Bank ABP (Finland)	1,345	16,340
NU Holdings, Ltd./Cayman Islands Class A (Brazil)(NON)	530	5,872
PNC Financial Services Group, Inc. (The)	140	20,608
State Street Corp.	165	12,165
Swedbank AB Class A (Sweden)	107	2,347
UniCredit SpA (Italy)	372	12,428
Wells Fargo & Co.	761	42,304

		667,818
Beverage (1.1%)
Boston Beer Co., Inc. (The) Class A(NON)	14	4,314
Carlsberg A/S Class B (Denmark)	20	2,787
Coca-Cola Co. (The)	1,673	100,413
Coca-Cola HBC AG (Italy)	285	8,868
Keurig Dr Pepper, Inc.	154	4,606
Molson Coors Beverage Co. Class B	85	5,306
Monster Beverage Corp.(NON)	93	5,496
PepsiCo, Inc.	36	5,952

		137,742
Biotechnology (1.2%)
Alnylam Pharmaceuticals, Inc.(NON)	30	4,533
Amgen, Inc.	16	4,381
Exelixis, Inc.(NON)	509	11,147
Incyte Corp.(NON)	300	17,508
Neurocrine Biosciences, Inc.(NON)	45	5,868
Regeneron Pharmaceuticals, Inc.(NON)	42	40,576
Swedish Orphan Biovitrum AB (Sweden)(NON)	52	1,277
Vertex Pharmaceuticals, Inc.(NON)	159	66,898

		152,188
Building materials (0.2%)
Owens Corning	36	5,392
Trane Technologies PLC	71	20,020

		25,412
Cable television (0.2%)
Charter Communications, Inc. Class A(NON)	39	11,463
Comcast Corp. Class A	362	15,512

		26,975
Chemicals (1.2%)
Arkema SA (France)	56	5,796
Axalta Coating Systems, Ltd.(NON)	160	5,237
CF Industries Holdings, Inc.	60	4,843
Dow, Inc.	87	4,862
DuPont de Nemours, Inc.	193	13,354
Eastman Chemical Co.	171	15,004
Hansol Chemical Co., Ltd. (South Korea)	51	6,522
Huntsman Corp.	229	5,862
Linde PLC	11	4,937
LyondellBasell Industries NV Class A	54	5,415
Mosaic Co. (The)	186	5,796
NewMarket Corp.	8	5,133
PPG Industries, Inc.	134	18,974
RPM International, Inc.	48	5,537
Sherwin-Williams Co. (The)	70	23,243
Shin-Etsu Chemical Co., Ltd. (Japan)	500	21,301
Yara International ASA (Norway)	125	3,884

		155,700
Commercial and consumer services (3.2%)
Automatic Data Processing, Inc.	303	76,092
Booking Holdings, Inc.(NON)	31	107,534
Cintas Corp.	10	6,286
Compass Group PLC (United Kingdom)	384	10,518
CoStar Group, Inc.(NON)	118	10,270
Ecolab, Inc.	26	5,846
Equifax, Inc.	29	7,934
Euronet Worldwide, Inc.(NON)	52	5,691
Expedia Group, Inc.(NON)	321	43,919
Mastercard, Inc. Class A	171	81,184
PayPal Holdings, Inc.(NON)	988	59,616

		414,890
Communications equipment (0.1%)
arista Networks, Inc.(NON)	20	5,551
Motorola Solutions, Inc.	20	6,608

		12,159
Computers (5.1%)
Apple, Inc.	2,873	519,295
Cisco Systems, Inc.	735	35,552
CrowdStrike Holdings, Inc. Class A(NON)	20	6,483
Dropbox, Inc. Class A(NON)	139	3,329
Elastic NV(NON)	37	4,951
Fortinet, Inc.(NON)	84	5,805
MongoDB, Inc.(NON)	16	7,161
MSCI, Inc.	8	4,488
NetApp, Inc.	59	5,258
RingCentral, Inc. Class A(NON)	158	5,280
ServiceNow, Inc.(NON)	7	5,399
Smartsheet, Inc. Class A(NON)	117	4,939
Snowflake, Inc. Class A(NON)	27	5,084
SS&C Technologies Holdings, Inc.	85	5,420
Synopsys, Inc.(NON)	54	30,981
Teradata Corp.(NON)	115	4,326
Zoom Video Communications, Inc. Class A(NON)	84	5,941
Zscaler, Inc.(NON)	24	5,807

		665,499
Conglomerates (0.9%)
3M Co.	660	60,799
AMETEK, Inc.	32	5,766
General Electric Co.	36	5,648
Marubeni Corp. (Japan)	400	6,596
Mitsubishi Corp. (Japan)	800	17,102
Mitsui & Co., Ltd. (Japan)	500	21,855

		117,766
Construction (1.0%)
Builders FirstSource, Inc.(NON)	125	24,398
Cie de Saint-Gobain SA (France)	223	17,161
CRH PLC (Ireland)	257	21,668
CRH PLC (London Exchange) (Ireland)	94	7,800
Fortune Brands Innovations, Inc.	66	5,368
Holcim AG (Switzerland)	219	17,855
Larsen & Toubro, Ltd. (India)	332	13,924
TopBuild Corp.(NON)	16	6,438
UltraTech Cement, Ltd. (India)	133	15,868

		130,480
Consumer (0.3%)
Clorox Co. (The)	36	5,519
Kimberly-Clark Corp.	42	5,089
LVMH Moet Hennessy Louis Vuitton SA (France)	26	23,684
Pandora A/S (Denmark)	67	10,813

		45,105
Consumer cyclicals (—%)
Genting Singapore Ltd. (Singapore)	4,800	3,246

		3,246
Consumer finance (1.0%)
American Express Co.	27	5,924
Capital One Financial Corp.	138	18,990
Discover Financial Services	384	46,349
OneMain Holdings, Inc.	115	5,431
SLM Corp.	312	6,499
Synchrony Financial	109	4,502
Visa, Inc. Class A	155	43,809

		131,504
Consumer goods (1.2%)
Colgate-Palmolive Co.	543	46,980
Henkel AG & Co. KGaA Vorzug (Preference) (Germany)	38	2,857
Kenvue, Inc.	513	9,747
L'Oreal SA (France)	31	14,799
Procter & Gamble Co. (The)	330	52,450
Unilever PLC (United Kingdom)	455	22,207

		149,040
Consumer services (1.4%)
Auto Trader Group PLC (United Kingdom)	948	8,860
Coupang, Inc.(NON)	400	7,408
DoorDash, Inc. Class A(NON)	54	6,727
Etsy, Inc.(NON)	63	4,516
MakeMyTrip, Ltd. (India)(NON)	156	9,624
MercadoLibre, Inc. (Brazil)(NON)	10	15,953
PDD Holdings, Inc. ADR (China)(NON)	142	17,685
Uber Technologies, Inc.(NON)	1,249	99,296
Zomato, Ltd. (India)(NON)	4,106	8,193

		178,262
Containers (0.1%)
Ball Corp.	147	9,411
Berry Global Group, Inc.	78	4,540

		13,951
Distribution (—%)
Sysco Corp.	65	5,263

		5,263
Electric utilities (1.3%)
Ameren Corp.	195	13,882
American Electric Power Co., Inc.	66	5,623
Constellation Energy Corp.	175	29,479
Dominion Energy, Inc.	112	5,357
DTE Energy Co.	50	5,418
Duke Energy Corp.	52	4,775
E.ON SE (Germany)	1,036	13,224
Edison International	70	4,761
Enel SpA (Italy)	1,866	11,865
Entergy Corp.	55	5,586
Eversource Energy	97	5,694
Exelon Corp.	482	17,275
NextEra Energy, Inc.	83	4,581
NTPC, Ltd. (India)	4,125	16,696
PG&E Corp.	315	5,257
Pinnacle West Capital Corp.	38	2,597
Public Service Enterprise Group, Inc.	81	5,054
RWE AG (Germany)	180	6,031
Southern Co. (The)	74	4,977
Xcel Energy, Inc.	81	4,268

		172,400
Electrical equipment (0.6%)
ABB, Ltd. (Switzerland)	402	18,510
Eaton Corp. PLC	17	4,913
Fortive Corp.	49	4,171
Honeywell International, Inc.	74	14,706
KEI Industries, Ltd. (India)(NON)	488	18,897
Legrand SA (France)	42	4,244
Prysmian SpA (Italy)	309	15,379

		80,820
Electronics (7.0%)
Advanced Micro Devices, Inc.(NON)	167	32,152
Broadcom, Inc.	75	97,537
Cirrus Logic, Inc.(NON)	64	5,876
Dexerials Corp. (Japan)	200	8,039
Hoya Corp. (Japan)	200	25,994
Keysight Technologies, Inc.(NON)	32	4,938
MediaTek, Inc. (Taiwan)	1,000	36,065
Monolithic Power Systems, Inc.	8	5,760
NVIDIA Corp.	506	400,307
NXP Semiconductors NV	51	12,736
Qorvo, Inc.(NON)	47	5,384
Qualcomm, Inc.	805	127,020
Rockwell Automation, Inc.	20	5,702
Samsung Electronics Co., Ltd. (South Korea)	1,155	63,666
Shimadzu Corp. (Japan)	300	8,170
Sinbon Electronics Co., Ltd. (Taiwan)	1,000	8,178
SK Hynix, Inc. (South Korea)	281	32,962
Vontier Corp.	392	16,856
Woodward, Inc.	39	5,518

		902,860
Energy (oil field) (0.1%)
Baker Hughes Co.	179	5,297
Schlumberger, Ltd.	102	4,930

		10,227
Engineering and construction (0.1%)
Sembcorp Industries, Ltd. (Singapore)	300	1,137
Vinci SA (France)	139	17,787

		18,924
Entertainment (0.1%)
Live Nation Entertainment, Inc.(NON)	117	11,347
Panasonic Holdings Corp. (Japan)	200	1,895

		13,242
Environmental (—%)
Veralto Corp.	20	1,728

		1,728
Financial (0.9%)
3i Group PLC (United Kingdom)	509	15,857
Ally Financial, Inc.	143	5,290
Apollo Global Management, Inc.	214	23,925
B3 SA - Brasil Bolsa Balcao (Brazil)	2,000	5,162
Eurazeo SE (France)	24	2,026
Hong Kong Exchanges and Clearing, Ltd. (Hong Kong)	100	3,101
Japan Exchange Group, Inc. (Japan)	600	15,664
Jefferies Financial Group, Inc.	116	4,851
Julius Baer Group, Ltd. (Switzerland)	248	13,259
LPL Financial Holdings, Inc.	22	5,894
MGIC Investment Corp.	456	9,070
REC, Ltd. (India)	2,320	12,369

		116,468
Food (0.6%)
CK Hutchison Holdings, Ltd. (Hong Kong)	2,000	10,154
Dino Polska SA (Poland)(NON)	108	12,569
Ingredion, Inc.	47	5,529
Jeronimo Martins SGPS SA (Portugal)	270	6,455
Mondelez International, Inc. Class A	54	3,946
Nestle SA (Switzerland)	101	10,480
Nissin Food Products Co., Ltd. (Japan)	300	8,759
Shoprite Holdings, Ltd. (South Africa)	785	10,568
Sumber Alfaria Trijaya Tbk PT (Indonesia)	43,800	7,665
WH Group, Ltd. (Hong Kong)	5,500	3,316

		79,441
Forest products and packaging (0.1%)
AptarGroup, Inc.	37	5,197
Weyerhaeuser Co.(R)	292	10,039

		15,236
Gaming and lottery (0.3%)
Aristocrat Leisure, Ltd. (Australia)	482	14,609
DraftKings, Inc. Class A(NON)	233	10,094
La Francaise des Jeux SAEM (France)	51	2,134
Las Vegas Sands Corp.	102	5,561

		32,398
Health care services (2.0%)
Apollo Hospitals Enterprise, Ltd. (India)	229	16,852
Bio-Rad Laboratories, Inc. Class A(NON)	9	2,933
Cardinal Health, Inc.	357	39,977
Cigna Group (The)	131	44,034
Elevance Health, Inc.	43	21,554
Eurofins Scientific (Luxembourg)	16	955
Fresenius SE & Co. KGaA (Germany)	284	7,944
HCA Healthcare, Inc.	12	3,740
Humana, Inc.	42	14,713
M3, Inc. (Japan)	400	5,727
Max Healthcare Institute, Ltd. (India)	925	8,850
McKesson Corp.	74	38,585
Medpace Holdings, Inc.(NON)	17	6,758
UnitedHealth Group, Inc.	91	44,917

		257,539
Homebuilding (0.5%)
Lennar Corp. Class A	39	6,182
NVR, Inc.(NON)	1	7,626
PulteGroup, Inc.	380	41,184
Taylor Wimpey PLC (United Kingdom)	1,318	2,293
Toll Brothers, Inc.	37	4,242

		61,527
Industrial (0.1%)
Johnson Controls International PLC	222	13,158

		13,158
Insurance (2.6%)
AIA Group, Ltd. (Hong Kong)	2,600	21,120
Allianz SE (Germany)	32	8,780
Allstate Corp. (The)	34	5,424
American International Group, Inc.	908	66,185
Assured Guaranty, Ltd.	182	16,671
AXA SA (France)	551	19,581
Axis Capital Holdings, Ltd.	107	6,695
Berkshire Hathaway, Inc. Class B(NON)	43	17,604
Chubb, Ltd.	19	4,782
Corebridge Financial, Inc.	799	19,839
Equitable Holdings, Inc.	581	19,893
Everest Re Group, Ltd.	14	5,164
Globe Life, Inc.	43	5,458
Loews Corp.	67	5,034
Marsh & McLennan Cos., Inc.	24	4,854
MetLife, Inc.	499	34,800
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	41	19,072
Old Republic International Corp.	194	5,618
Principal Financial Group, Inc.	69	5,579
Reinsurance Group of America, Inc.	54	9,550
Tokio Marine Holdings, Inc. (Japan)	300	8,757
Travelers Cos., Inc. (The)	25	5,524
Unum Group	96	4,747
Zurich Insurance Group AG (Switzerland)	36	19,133

		339,864
Investment banking/Brokerage (1.0%)
Affiliated Managers Group, Inc.	34	5,315
Ameriprise Financial, Inc.	63	25,664
Charles Schwab Corp. (The)	360	24,041
Goldman Sachs Group, Inc. (The)	105	40,851
Investor AB Class B (Sweden)	685	17,207
Meritz Financial Group, Inc. (South Korea)	181	11,296
SEI Investments Co.	78	5,246
Virtu Financial, Inc. Class A	316	5,704

		135,324
Lodging/Tourism (0.6%)
H World Group, Ltd. ADR (China)	546	19,962
Hilton Worldwide Holdings, Inc.	114	23,293
Host Hotels & Resorts, Inc.(R)	271	5,621
Indian Hotels Co., Ltd. (India)	4,026	28,487
MGM Resorts International(NON)	118	5,107

		82,470
Machinery (0.8%)
Atlas Copco AB Class A (Sweden)	419	7,265
Caterpillar, Inc.	15	5,009
Deere & Co.	13	4,746
Donaldson Co., Inc.	82	5,873
Hitachi, Ltd. (Japan)	100	8,448
Ingersoll Rand, Inc.	244	22,285
Kone Oyj Class B (Finland)	80	3,910
Mitsubishi Heavy Industries, Ltd. (Japan)	200	15,775
Vertiv Holdings Co.	406	27,454

		100,765
Manufacturing (0.2%)
A.O. Smith Corp.	66	5,471
GEA Group AG (Germany)	159	6,405
ITT, Inc.	44	5,550
Parker Hannifin Corp.	12	6,425
Textron, Inc.	44	3,919

		27,770
Media (1.0%)
Netflix, Inc.(NON)	192	115,761
Universal Music Group NV (Netherlands)	446	13,434

		129,195
Medical technology (1.9%)
10x Genomics, Inc. Class A(NON)	116	5,410
Abbott Laboratories	491	58,252
Boston Scientific Corp.(NON)	599	39,660
Cochlear, Ltd. (Australia)	36	8,194
Danaher Corp.	89	22,530
Edwards Lifesciences Corp.(NON)	61	5,177
FUJIFILM Holdings Corp. (Japan)	100	6,352
Hologic, Inc.(NON)	55	4,059
IDEXX Laboratories, Inc.(NON)	24	13,805
Inspire Medical Systems, Inc.(NON)	21	3,760
Intuitive Surgical, Inc.(NON)	74	28,534
Medtronic PLC	58	4,835
QIAGEN NV (Netherlands)	100	4,279
Sonic Healthcare, Ltd. (Australia)	147	2,852
Thermo Fisher Scientific, Inc.	53	30,220
West Pharmaceutical Services, Inc.	6	2,150

		240,069
Metals (0.9%)
Anglo American PLC (Johannesburg Exchange) (United Kingdom)	375	8,215
APL Apollo Tubes, Ltd. (India)	328	6,122
ArcelorMittal SA (France)	512	13,347
BHP Group, Ltd. (ASE Exchange) (Australia)	335	9,566
BHP Group, Ltd. (London Exchange) (Australia)	59	1,690
Freeport-McMoRan, Inc.	695	26,278
Glencore PLC (United Kingdom)	3,175	15,035
Nucor Corp.	30	5,769
Reliance, Inc.	19	6,103
Rio Tinto PLC (United Kingdom)	155	9,937
Southern Copper Corp. (Peru)	66	5,337
Steel Dynamics, Inc.	42	5,620

		113,019
Natural gas utilities (0.4%)
Centrica PLC (United Kingdom)	5,549	8,815
China Resources Gas Group, Ltd. (China)	6,400	19,373
Eni SpA (Italy)	203	3,126
National Fuel Gas co.	111	5,410
Tokyo Gas Co., Ltd. (Japan)	600	13,123

		49,847
Oil and gas (2.6%)
BP PLC (United Kingdom)	3,421	19,895
Cabot Oil & Gas Corp.	224	5,775
Cheniere Energy, Inc.	293	45,474
Chevron Corp.	32	4,864
ConocoPhillips	241	27,122
Equinor ASA (Norway)	476	11,726
Exxon Mobil Corp.	465	48,602
HF Sinclair Corp.	96	5,328
INPEX Corp. (Japan)	200	2,683
Marathon Oil Corp.	1,932	46,851
Marathon Petroleum Corp.	180	30,461
PetroChina Co., Ltd. Class H (China)	30,000	23,641
Petroleo Brasileiro SA (Preference) (Brazil)	900	7,267
PRIO SA (Brazil)	700	6,155
Shell PLC (United Kingdom)	629	19,769
Shell PLC (United Kingdom)	113	3,505
Targa Resources Corp.	60	5,894
Valero Energy Corp.	162	22,916

		337,928
Pharmaceuticals (4.6%)
AbbVie, Inc.	295	51,935
AstraZeneca PLC (United Kingdom)	202	25,455
AstraZeneca PLC ADR (United Kingdom)	285	18,286
Becton, Dickinson and Co.	22	5,182
Bristol-Myers Squibb Co.	109	5,532
Chugai Pharmaceutical Co., Ltd. (Japan)	100	4,002
Dexcom, Inc.(NON)	179	20,598
Eli Lilly and Co.	238	179,376
GlaxoSmithKline PLC (United Kingdom)	930	19,541
Ipsen SA (France)	38	4,181
Jazz Pharmaceuticals PLC(NON)	41	4,875
Johnson & Johnson	31	5,003
Lonza Group AG (Switzerland)	17	8,881
Merck & Co., Inc.	993	126,259
Merck KGaA (Germany)	6	1,023
Novartis AG (Switzerland)	285	28,840
Novo Nordisk A/S Class B (Denmark)	365	43,383
Ono Pharmaceutical Co., Ltd. (Japan)	300	4,979
Roche Holding AG (Switzerland)	12	3,147
Sandoz Group AG (Switzerland)(NON)	60	1,863
Sanofi SA (France)	128	12,159
Shionogi & Co., Ltd. (Japan)	100	4,992
Sun Pharmaceutical Industries, Ltd. (India)	565	10,752

		590,244
Power producers (0.6%)
NRG Energy, Inc.	486	26,886
Vistra Corp.	849	46,304

		73,190
Publishing (0.2%)
S&P Global, Inc.	32	13,708
TOPPAN Holdings, Inc. (Japan)	300	7,130

		20,838
Railroads (0.6%)
Canadian Pacific Kansas City, Ltd. (Canada)	232	19,722
CSX Corp.	148	5,615
Norfolk Southern Corp.	19	4,814
Union Pacific Corp.	185	46,933

		77,084
Real estate (1.3%)
American Homes 4 Rent Class A	155	5,737
Apartment Income REIT Corp.(R)	155	4,700
AvalonBay Communities, Inc.(R)	28	4,957
Brixmor Property Group, Inc.(R)	220	4,974
EPR Properties(R)	124	5,094
Equity Residential(R)	87	5,238
Essex Property Trust, Inc.(R)	23	5,322
First Industrial Realty Trust, Inc.(R)	95	5,035
Gaming and Leisure Properties, Inc.(R)	283	12,871
Goodman Group (Australia)(R)	854	16,597
Klepierre SA (France)(R)	299	7,588
Mid-America Apartment Communities, Inc.(R)	41	5,153
National Retail Properties, Inc.	113	4,598
Park Hotels & Resorts, Inc.	369	6,125
Phoenix Mills, Ltd. (The) (India)	536	17,846
Public Storage(R)	19	5,394
Regency Centers Corp.(R)	75	4,646
Rithm Capital Corp.(R)	490	5,312
Scentre Group (Australia)	2,571	5,197
Simon Property Group, Inc.(R)	174	25,775
Vornado Realty Trust(R)	362	9,521

		167,680
Regional Bells (0.2%)
AT&T, Inc.	1,606	27,190

		27,190
Restaurants (0.3%)
Alsea SAB de CV (Mexico)(NON)	1,789	6,877
Chipotle Mexican Grill, Inc.(NON)	10	26,888
McDonald's Corp.	19	5,553
Starbucks Corp.	56	5,314

		44,632
Retail (5.8%)
Amazon.com, Inc.(NON)	2,048	362,004
Associated British Foods PLC (United Kingdom)	308	8,837
AutoZone, Inc.(NON)	2	6,012
BJ's Wholesale Club Holdings, Inc.(NON)	119	8,692
Costco Wholesale Corp.	53	39,426
Home Depot, Inc. (The)	109	41,486
Industria de Diseno Textil SA (Spain)	391	17,331
Koninklijke Ahold Delhaize NV (Netherlands)	526	15,645
Lululemon Athletica, Inc. (Canada)(NON)	43	20,085
O'Reilly Automotive, Inc.(NON)	29	31,535
Ross Stores, Inc.	136	20,259
Target Corp.	135	20,645
TJX Cos., Inc. (The)	137	13,582
WalMart de Mexico (Walmex) SAB de CV (Mexico)	2,203	8,799
Walmart, Inc.	2,247	131,697
Williams-Sonoma, Inc.	25	5,888

		751,923
Semiconductor (2.6%)
Applied Materials, Inc.	129	26,009
ASML Holding NV (Netherlands)	47	44,219
Disco Corp. (Japan)	100	32,191
KLA Corp.	110	75,053
Lam Research Corp.	8	7,506
Novatek Microelectronics Corp. (Taiwan)	1,000	19,013
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	6,000	130,973

		334,964
Shipping (0.4%)
FedEx Corp.	117	29,129
International Container Terminal Services, Inc. (Philippines)	3,770	19,381
Westinghouse Air Brake Technologies Corp.	40	5,652

		54,162
Software (7.7%)
Adobe, Inc.(NON)	165	92,446
Amdocs, Ltd.	29	2,645
Atlassian Corp. Class A(NON)	23	4,771
Autodesk, Inc.(NON)	21	5,422
Cadence Design Systems, Inc.(NON)	320	97,402
F5 Networks, Inc.(NON)	29	5,429
HubSpot, Inc.(NON)	33	20,420
Manhattan Associates, Inc.(NON)	21	5,320
Microsoft Corp.	1,422	588,197
Nexon Co., Ltd. (Japan)	100	1,618
Oracle Corp.	547	61,088
Paycom Software, Inc.	27	4,925
Pegasystems, Inc.	91	5,919
ROBLOX Corp. Class A(NON)	131	5,227
SAP SE (Germany)	11	2,055
Square Enix Holdings Co., Ltd. (Japan)	300	12,695
Tata Consultancy Services, Ltd. (India)	566	27,954
TIS, Inc. (Japan)	200	4,502
Totvs SA (Brazil)	1,181	7,291
Veeva Systems, Inc. Class A(NON)	113	25,483
Workday, Inc. Class A(NON)	21	6,188

		986,997
Staffing (0.2%)
Benefit Systems SA (Poland)	7	4,102
Recruit Holdings Co., Ltd. (Japan)	400	16,126
Robert Half International, Inc.	31	2,492

		22,720
Technology services (6.0%)
Alibaba Group Holding, Ltd. (China)	2,477	23,063
Alphabet, Inc. Class A(NON)	1,416	196,059
Alphabet, Inc. Class C(NON)	692	96,728
DocuSign, Inc.(NON)	259	13,797
eBay, Inc.	125	5,910
Fair Isaac Corp.(NON)	11	13,969
Fiserv, Inc.(NON)	39	5,822
GoDaddy, Inc. Class A(NON)	96	10,958
Leidos Holdings, Inc.	36	4,603
Meta Platforms, Inc. Class A(NON)	456	223,498
NEC Corp. (Japan)	100	6,730
Palo Alto Networks, Inc.(NON)	65	20,186
Prosus NV (China)	321	9,364
Roku, Inc.(NON)	56	3,538
Salesforce, Inc.(NON)	157	48,485
Scout24 SE (Germany)	49	3,559
SCSK Corp. (Japan)	300	5,523
Spotify Technology SA (Sweden)(NON)	22	5,641
Tencent Holdings, Ltd. (China)	1,900	67,269
VeriSign, Inc.(NON)	25	4,882
Western Union Co. (The)	394	5,284

		774,868
Telecommunications (0.7%)
American Tower Corp.(R)	189	37,585
Crown Castle, Inc.(R)	46	5,057
Iridium Communications, Inc.	182	5,269
Spark NZ, Ltd. (New Zealand)	489	1,509
T-Mobile US, Inc.	124	20,249
Telstra Group, Ltd. (Australia)	3,363	8,350
Vodafone Group PLC (United Kingdom)	13,228	11,541

		89,560
Telephone (—%)
Verizon Communications, Inc.	141	5,643

		5,643
Textiles (0.4%)
Deckers Outdoor Corp.(NON)	3	2,687
Hermes International (France)	8	19,999
PRADA SpA (Italy)	2,300	16,245
Shenzhou International Group Holdings, Ltd. (China)	1,900	15,664

		54,595
Tobacco (0.3%)
Imperial Brands PLC (United Kingdom)	591	12,716
Philip Morris International, Inc.	314	28,247

		40,963
Toys (0.2%)
JUMBO SA (Greece)	186	5,436
Nintendo Co., Ltd. (Japan)	300	16,809

		22,245
Transportation services (0.2%)
Deutsche Post AG (Germany)	229	10,620
Expeditors International of Washington, Inc.	41	4,904
Kuehne + Nagel International AG (Switzerland)	9	3,029
SG Holdings Co., Ltd. (Japan)	200	2,505

		21,058
Trucks and parts (0.1%)
Allison Transmission Holdings, Inc.	80	6,026
Gentex Corp.	161	5,881

		11,907
Waste Management (0.1%)
Republic Services, Inc.	20	3,672
Waste Connections, Inc.	74	12,317

		15,989

Total common stocks (cost $6,469,890)		$11,001,628

INVESTMENT COMPANIES (3.6%)(a)
	Shares	Value
iShares Core MSCI Emerging Markets ETF	1,060	$53,360
iShares MSCI India ETF (India)	323	16,525
iShares MSCI Taiwan ETF (Taiwan)	202	9,359
SPDR S&P 500 ETF Trust	665	337,873
SPDR S&P MidCap 400 ETF Trust	87	45,936

Total investment companies (cost $400,933)		$463,053

SHORT-TERM INVESTMENTS (11.2%)(a)
		Principal amount/ shares	Value
Putnam Government Money Market Fund Class G 5.02%(AFF)	Shares	949,713	$949,713
Putnam Short Term Investment Fund Class P 5.51%(AFF)	Shares	401,019	401,019
U.S. Treasury Bills 5.391%, 5/23/24(SEG)		$100,000	98,793

Total short-term investments (cost $1,449,526)			$1,449,525
TOTAL INVESTMENTS

Total investments (cost $8,320,349)			$12,914,206

	FORWARD CURRENCY CONTRACTS at 2/29/24 (aggregate face value $571,375) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		New Taiwan Dollar	Buy	5/16/24	$11,695	$11,797	$(102)
	Citibank, N.A.
		Australian Dollar	Buy	4/17/24	25,905	26,775	(870)
		Danish Krone	Sell	3/20/24	10,245	10,260	15
		Japanese Yen	Buy	5/16/24	18,310	18,562	(252)
	Goldman Sachs International
		Euro	Sell	3/20/24	26,821	26,898	77
		Indian Rupee	Sell	5/16/24	41,345	41,310	(35)
	HSBC Bank USA, National Association
		Chinese Yuan (Offshore)	Buy	5/16/24	84,840	84,970	(130)
		Euro	Sell	3/20/24	7,138	7,159	21
		Hong Kong Dollar	Buy	5/16/24	6,118	6,128	(10)
		Japanese Yen	Buy	5/16/24	21,212	21,191	21
		South African Rand	Buy	4/17/24	28,518	29,054	(536)
		Swedish Krona	Buy	3/20/24	3,137	3,113	24
	JPMorgan Chase Bank N.A.
		Japanese Yen	Buy	5/16/24	12,067	12,224	(157)
		Norwegian Krone	Sell	3/20/24	5,821	5,734	(87)
		Singapore Dollar	Buy	5/16/24	12,227	12,260	(33)
		South Korean Won	Buy	5/16/24	32,239	32,263	(24)
	Morgan Stanley & Co. International PLC
		Euro	Buy	3/20/24	19,791	19,843	(52)
		Swedish Krona	Buy	3/20/24	26,826	26,619	207
		Swiss Franc	Buy	3/20/24	31,603	32,292	(689)
	State Street Bank and Trust Co.
		British Pound	Sell	3/20/24	11,993	11,975	(18)
		Chinese Yuan (Offshore)	Buy	5/16/24	25,608	25,644	(36)
	Toronto-Dominion Bank
		British Pound	Buy	3/20/24	27,016	27,002	14
		Canadian Dollar	Sell	4/17/24	20,646	20,991	345
	UBS AG
		Canadian Dollar	Sell	4/17/24	12,388	12,595	207
		Thai Baht	Buy	5/16/24	23,541	23,722	(181)
	WestPac Banking Corp.
		British Pound	Sell	3/20/24	21,082	20,994	(88)

	Unrealized appreciation						931

	Unrealized (depreciation)						(3,300)

	Total						$(2,369)
*	The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 2/29/24 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
MSCI EAFE Index (Long)	7	$800,091	$800,765	Mar-24	$36,039
MSCI Emerging Markets Index (Short)	12	612,564	610,080	Mar-24	(15,085)
Russell 2000 Index E-Mini (Long)	6	616,453	617,190	Mar-24	46,210
S&P 500 Index E-Mini (Long)	2	509,627	510,375	Mar-24	44,366

Unrealized appreciation					126,615

Unrealized (depreciation)					(15,085)

Total					$111,530

	Key to holding's abbreviations
ADR	American Depository Receipts: Represents ownership of foreign securities on deposit with a custodian bank.
ETF	Exchange Traded Fund
PJSC	Public Joint Stock Company
SPDR	S&P Depository Receipts
	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2023 through February 29, 2024 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Franklin Resources, Inc., references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $12,924,505.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Government Money Market Fund and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 5/31/23	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 2/29/24
	Short-term investments
	Putnam Government Money Market Fund Class G†	$—	$2,436,309	$1,486,596	$13,891	$949,713
	Putnam Short Term Investment Fund Class P‡	444,243	294,613	337,837	11,946	401,019

	Total Short-term investments	$444,243	$2,730,922	$1,824,433	$25,837	$1,350,732
	† Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Government Money Market Fund with respect to assets invested by the fund in Putnam Government Money Market Fund. There were no realized or unrealized gains or losses during the period.
	‡ Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $84,942.
(R)	Real Estate Investment Trust.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY
	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	79.1%
	Japan	2.6
	India	2.1
	United Kingdom	1.9
	China	1.8
	Taiwan	1.6
	France	1.5
	South Korea	1.0
	Switzerland	1.0
	Germany	0.7
	Italy	0.7
	Australia	0.7
	Netherlands	0.6
	Brazil	0.5
	Other	4.2

	Total	100.0%
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments (including securities sold short, if any) for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price (ask price for securities sold short, if any) and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Futures contracts: The fund used futures contracts to managing exposure to market risk and to equitize cash.
	The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
	Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
	For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedging foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	As of the close of the reporting period, due to a decrease in the fund's net asset value during the year, such counterparties were entitled to elect, but had not yet elected, to terminate early, and cause settlement of all outstanding derivative and foreign exchange contracts outstanding under the applicable Master Agreements, including the payment by the fund of any losses and costs resulting from such early termination, as reasonably determined by such counterparty. At the close of the reporting period, the fund had net asset position of $427 and net liability position of $2,796 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements. The fund intends to seek a waiver of or other relief from this provision, from the counterparties.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$437,056	$—	$—
Capital goods	441,595	—	—
Communication services	149,368	—	—
Conglomerates	117,766	—	—
Consumer cyclicals	1,831,952	—	—
Consumer staples	713,134	—	—
Energy	348,155	—	—
Financials	1,558,658	—	—
Health care	1,240,040	—	—
Technology	3,677,347	—	—
Transportation	191,120	—	—
Utilities and power	295,437	—	—

Total common stocks	11,001,628	—	—
Investment companies	463,053	—	—
Short-term investments	949,713	499,812	—

Totals by level	$12,414,394	$499,812	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(2,369)	$—
Futures contracts	111,530	—	—

Totals by level	$111,530	$(2,369)	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Futures contracts (number of contracts)	30
Forward currency contracts (contract amount)	$720,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com